Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Land Use Rights, Net

	December 31,
	2013	2014
Land use rights	$11,321	$11,045
Less: accumulated amortization	(592)	(798)

Land use rights, net	$10,729	$10,247